Authorized and Outstanding Equity (Parenthetical) (Detail)	Jun. 30, 2013
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding	25,839,002
Class B Common Stock | Employee Partners
Class of Stock [Line Items]
Common stock, shares outstanding	25,839,002
Class C Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding	28,834,161
Class C Common Stock | AIC
Class of Stock [Line Items]
Common stock, shares outstanding	9,627,644